Financial Instruments (Schedule Of Notional Amounts Of Outstanding Derivative Positions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Not Designated as Hedging Instrument | Forward Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	¥ 64,466	¥ 49,125
Not Designated as Hedging Instrument | Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	271,471	337,010
Not Designated as Hedging Instrument | Currency Swap Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives		4,300
Not Designated as Hedging Instrument | Currency Option Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	48,740	85,338
Not Designated as Hedging Instrument | Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	3,499
Designated as Hedging Instrument | Forward Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	20,022	8,442
Designated as Hedging Instrument | Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	138,912	78,242
Designated as Hedging Instrument | Currency Swap Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	¥ 209,968	¥ 147,798